S-K 1604, De-SPAC Transaction	Mar. 20, 2026
De Spac Transactions Prospectus Summary Line Items
De-SPAC, Material Potential Source of Future Dilution, Description [Text Block]

The below calculations (A) assume that (i) no ordinary shares are issued to shareholders of a potential business combination target as consideration or issuable by a post-business combination company, for instance under an equity or employee share purchase plan, (ii) no ordinary shares and convertible equity or debt securities are issued in connection with additional financing that we may seek in connection with an initial business combination, (iii) no working capital loans are converted into private placement units, as further described in this prospectus and (iv) no value is attributed to the rights, and (B) assume the issuance of (i) 20,000,000 Class A ordinary shares (or 23,000,000 Class A ordinary shares if the underwriters’ overallotment option is exercised in full), (ii) 600,000 private placement shares (or 660,000 private placement shares if the underwriters’ overallotment option is exercised in full), and (iii) 5,000,000 founder shares (or 5,750,000 founders shares if the underwriters’ overallotment option is exercised in full). The issuance of additional ordinary or preference shares may significantly dilute the equity interest of public shareholders.